Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	March 31, 2026	December 31, 2025
Cash at banks	4,765,031	7,805,859
- Time deposit	2,403,434	832,923
- Demand deposit	2,361,597	6,972,936
Total	4,765,031	7,805,859

Schedule of Time Deposit Maturity Dates and Interest Rates

As of March 31, 2026, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	March 31, 2026
US$	April 30, 2026	2.95	1,290,837
TL	April 1, 2026	38	1,112,597
Total			2,403,434

As of December 31, 2025, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2025
TL	January 2, 2026	38.5	489,941
TL	January 26, 2026	36.5	201,508
TL	January 2, 2026	30	29,154
TL	January 2, 2026	38	112,320
Total			832,923